ProShare Advisors LLC

7501 Wisconsin Avenue

Suite 1000E

Bethesda, MD 20814-6527

Phone: 240.497.6400

Fax: 240.497.6530

www.ProShares.com

May 18, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)
(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the Supplement dated May 1, 2018 for ProShares S&P 500 Bond as filed under Rule 497 on May 1, 2018 (SEC Accession No. 0001193125-18-144421).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.

Very truly yours,

/s/ Cheryl Ardin

Associate Counsel